Investment Income - Summary of Impairments and Reversals of Impairment on Investments per Segment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Impairments And Reversals Of Impairment On Investments Per Segment [Line Items]
Impairments	€ (6)	€ (13)	€ (134)
Reversal of impairments	3
Retail Belgium [member]
Disclosure Of Impairments And Reversals Of Impairment On Investments Per Segment [Line Items]
Impairments			(5)
Wholesale Banking [member]
Disclosure Of Impairments And Reversals Of Impairment On Investments Per Segment [Line Items]
Impairments	(5)	(8)	€ (129)
Reversal of impairments	3
Corporate Line Banking [member]
Disclosure Of Impairments And Reversals Of Impairment On Investments Per Segment [Line Items]
Impairments	€ (1)	€ (5)